Reconciliation of Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,086,104	60,283,078
Effect of dilutive share options outstanding	622,365	699,870
Weighted average number of ordinary shares for diluted net income per ordinary share	60,708,469	60,982,948